Shareholders’ (Deficiency) Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 06, 2021	Mar. 31, 2023	Jul. 31, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Apr. 30, 2016
Shareholders’ (Deficiency) Equity [Line Items]
Stock split	1: 0.905292
Voting rights				one
Vesting period				4 years
Fair value of options granted (in Dollars per share)				$ 1.43	$ 1.87	$ 3.76
Weighted average exercise price (in Dollars per share)				$ 3.6	$ 3.47	$ 8.08
Unrecognized compensation costs (in Dollars)				$ 12,114
Weighted average period				1 year 9 months 25 days
Warrants outstanding					2,313,976
Warrant [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Warrants exercised					9,984	1,556,817
Ordinary Shares [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Warrants exercise price (in Dollars per share)							$ 11.5
Warrant exercise term							5 years
Warrants exercised						144,423
Warrants outstanding					2,142,000
Warrants to ordinary shares issued							13,749,984
Ordinary Shares [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Warrants exercised					68,221	1,612,980
Ordinary Shares [Member] | Warrant [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Warrants exercised					324	1,160,016
Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Warrants exercised						144,423
Investor [Member] | Ordinary Shares [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Number of warrants received			651,067
Warrants exercise price (in Dollars per share)			$ 5.04
Warrant exercise term			4 years
Warrants exercised						651,067
Investor [Member] | Ordinary Shares [Member] | Warrant [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Warrants exercised						308,540
Consultants [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Warrant exercise term								7 years
Warrants exercised		67,897
Warrants to ordinary shares issued								67,897
Consultants [Member] | Ordinary Shares [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Warrants exercised		67,897
Share Option Plan [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Ordinary shares authorized				20,979,410
Expiry period				10 years
Total intrinsic value (in Dollars)					$ 79	$ 120
Restricted Stock Units (RSUs) [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Total fair value of RSUs (in Dollars)				$ 1,910	$ 1,644	$ 347
Restricted Stock Units (RSUs) [Member] | Restricted Stock [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Weighted-average grant date fair value of RSUs granted (in Dollars per share)					$ 3.36	$ 9.01
Share Option Plan [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Ordinary shares available for future grants				11,383,655
Preferred A Shares [Member]
Shareholders’ (Deficiency) Equity [Line Items]
Warrants exercise price (in Dollars per share)				$ 3.87
Warrant convertible into shares				3,880,777